Revenue - Disaggregated Revenue by Channel (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 67,454	$ 26,471	$ 146,281	$ 87,193	$ 115,678	$ 142,910
Direct revenue
Disaggregation of Revenue [Line Items]
Total revenue	33,912	17,227	77,968	40,347	59,340	46,779
Indirect revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 33,542	$ 9,244	$ 68,313	$ 46,846	$ 56,338	$ 96,131